Securities - Schedule Of Marketable Securities By Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available for sale at fair value:
Within one year, Amount	$ 168
After one through five years, Amount	7,562
After five through ten years, Amount	13,152
After ten years, Amount	32,611
Securities available for sale	$ 53,493	$ 40,568
Within one year, Yield	2.55%
After one through five years, Yield	2.27%
After five through ten years, Yield	3.39%
After ten years, Yield	2.70%
Total carrying value, Yield	2.81%
Held to maturity at cost:
Within one year, Amount	$ 169
After one through five years, Amount	22
After five through ten years, Amount	5,557
After ten years, Amount	10,559
Amortized cost	$ 16,307	20,979
Within one year, Yield	1.62%
After one through five years, Yield	5.48%
After five through ten years, Yield	5.38%
Total carrying value, Yield	2.92%
Held to maturity at cost, Yield	3.75%
U.S. Government sponsored entities
Available for sale at fair value:
Within one year, Amount	$ 0
After one through five years, Amount	3,699
After five through ten years, Amount	1,992
After ten years, Amount	0
Securities available for sale	$ 5,691	3,716
Within one year, Yield	0.00%
After one through five years, Yield	1.61%
After five through ten years, Yield	2.16%
After ten years, Yield	0.00%
Total carrying value, Yield	1.80%
Held to maturity at cost:
Within one year, Amount	$ 0
After one through five years, Amount	0
After five through ten years, Amount	0
After ten years, Amount	3,026
Amortized cost	$ 3,026	3,530
Within one year, Yield	0.00%
After one through five years, Yield	0.00%
After five through ten years, Yield	0.00%
Total carrying value, Yield	1.98%
Held to maturity at cost, Yield	1.98%
State and political subdivisions
Available for sale at fair value:
Within one year, Amount	$ 0
After one through five years, Amount	963
After five through ten years, Amount	1,962
After ten years, Amount	2,267
Securities available for sale	$ 5,192	5,502
Within one year, Yield	0.00%
After one through five years, Yield	3.30%
After five through ten years, Yield	2.57%
After ten years, Yield	2.69%
Total carrying value, Yield	2.76%
Held to maturity at cost:
Within one year, Amount	$ 162
After one through five years, Amount	0
After five through ten years, Amount	493
After ten years, Amount	458
Amortized cost	$ 1,113	2,306
Within one year, Yield	1.49%
After one through five years, Yield	0.00%
After five through ten years, Yield	5.07%
Total carrying value, Yield	5.84%
Held to maturity at cost, Yield	4.86%
Residential mortgage-backed securities
Available for sale at fair value:
Within one year, Amount	$ 168
After one through five years, Amount	718
After five through ten years, Amount	2,745
After ten years, Amount	28,247
Securities available for sale	$ 31,878	21,631
Within one year, Yield	2.55%
After one through five years, Yield	1.57%
After five through ten years, Yield	2.55%
After ten years, Yield	2.75%
Total carrying value, Yield	2.71%
Held to maturity at cost:
Within one year, Amount	$ 7
After one through five years, Amount	22
After five through ten years, Amount	539
After ten years, Amount	3,390
Amortized cost	$ 3,958	4,799
Within one year, Yield	4.71%
After one through five years, Yield	5.48%
After five through ten years, Yield	2.72%
Total carrying value, Yield	3.54%
Held to maturity at cost, Yield	3.44%
Commercial mortgage-backed securities
Held to maturity at cost:
Within one year, Amount	$ 0
After one through five years, Amount	0
After five through ten years, Amount	0
After ten years, Amount	3,685
Amortized cost	$ 3,685	3,796
Within one year, Yield	0.00%
After one through five years, Yield	0.00%
After five through ten years, Yield	0.00%
Total carrying value, Yield	2.76%
Held to maturity at cost, Yield	2.76%
Corporate and other securities
Available for sale at fair value:
Within one year, Amount	$ 0
After one through five years, Amount	2,182
After five through ten years, Amount	6,453
After ten years, Amount	2,097
Securities available for sale	$ 10,732	9,719
Within one year, Yield	0.00%
After one through five years, Yield	3.17%
After five through ten years, Yield	4.37%
After ten years, Yield	2.01%
Total carrying value, Yield	3.66%
Held to maturity at cost:
Within one year, Amount	$ 0
After one through five years, Amount	0
After five through ten years, Amount	4,525
After ten years, Amount	0
Amortized cost	$ 4,525	$ 6,548
Within one year, Yield	0.00%
After one through five years, Yield	0.00%
After five through ten years, Yield	5.73%
Total carrying value, Yield	0.00%
Held to maturity at cost, Yield	5.73%